EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
EQUITY
EQUITY

NOTE 9 – EQUITY

Common Stock

As of December 31, 2022 and June 30, 2022, the Company had 5,000,000,000 shares of common stock authorized with a par value of $0.00001. There were 376,933,144 and 365,239,001 shares issued and outstanding as of December 31, 2022 and June 30, 2022, respectively.

Fiscal Year 2022 Issuances

During the year ended June 30, 2022 in connection with one of the subscription agreements, the Company issued 250,000 shares as an equity kicker valued at $43,753, which has been expensed as a financing costs.

During the year ended June 30, 2022, the Company issued 4,308,600 shares of common stock as a result of warrant exercises in the aggregate proceeds of $128,550.

During the year ended June 30, 2022, the Company issued 4,685,615 shares of common stock for services, valued at $761,954.

During the year ended June 30, 2022, the Company sold 39,366,666 shares of common stock for aggregate proceeds of $2,078,500.

During the year ended June 30, 2022, the Company issued 7,138,000 shares of common stock in exchange for the conversion of 7,138 shares of Series A Preferred Stock.

During the year ended June 30, 2022, the Company issued 10,598,544 shares of common stock for the conversion of $167,550 in principal and $4,985 in accrued interest. This resulted in a loss on extinguishment of debt in the amount of $535.

During the year ended June 30, 2022, the Company issued 4,229,680 shares of common stock for the conversion of $250,000 principal balance of convertible notes payable and $3,749 accrued interest.

During the year ended June 30, 2022, the Company issued 845,936 shares of common stock in exchange for the inducement to the convertible notes holders to convert at fair value of $134,927.

Six Months Ended December 31, 2022

On July 11, 2022, the Company issued 1,000,000 shares of common stock in exchange for the conversion of 1,000 shares of Series A Preferred Stock.

On July 13, 2022, the Company issued 457,143 shares to a consultant for services valued at $48,000.

On October 24, 2022, the Company issued 10,237,000 shares of common stock in exchange for the conversion of 10,237 shares of Series A Preferred Stock.

Common Stock to be Issued

During the year ended June 30, 2022, the Company sold 200,000 shares of common stock for aggregate proceeds of $6,000, or $0.03 per share. As of June 30, 2022, these shares are categorized in common stock to be issued.

During the year ended June 30, 2022, the Company agreed to pay a consultant 250,000 shares in exchange to $45,950 in services. As of June 30, 2022, these shares are categorized in common stock to be issued.

Series A Preferred Stock

There are 100,000,000 shares authorized as preferred stock, of which 3,500,000 are designated as Series A Preferred Stock having a par value of $0.00001 per share. The Series A preferred stock has the following rights:

•	Voting: The preferred shares shall be entitled to 100 votes to every one share of common stock.

•

Dividends: The Series A Preferred Stockholders are treated the same as the Common Stock holders except at the dividend on each share of Series A Convertible Preferred Stock is equal to the amount of the dividend declared and paid on each share of Common Stock multiplied by the Conversion Rate.

•	Conversion: Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time into shares of Common Stock on a 1:1,000 basis.

•

The shares of Series A Preferred Stock are redeemable at the option of the Corporation at any time after September 30, 2022 upon not less than 30 days written notice to the holders. It is not mandatorily redeemable.

As of December 31, 2022, and June 30, 2022, the Company has 769,895 and 781,132 of shares of Series A Preferred Stock issued and outstanding, respectively.

On February 15, 2021, in accordance with Florida Law and conversations with counsel, the Board of Directors of the Company rescinded 990,000 Series A Preferred Shares, which represented all preferred shares issued to one of the shareholders in the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc. entered into on April 19, 2019, due to breach of contract.

During March of 2021, the remaining former members of American Aviation Technologies, LLC agreed to allow the Company to rescind an aggregate of 1,250,001 of their 1,760,000 Series A Preferred Shares issued pursuant to the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc., as a result of said breach. As a result of the cancellation, the Company reduced the investment in AAT by the value of these preferred shares.

On March 27, 2021, Spider Investments, LLC returned 41,000 Series A Preferred Shares to the treasury of the Company.

On July 11,2022, the Company issued 1,000,000 shares of common stock in exchange for the conversion of 1,000 shares of Series A Preferred Stock.

On October 24, 2022, the Company issued 10,237,000 shares of common stock in exchange for the conversion of 10,237 shares of Series A Preferred Stock.

Series B Preferred Stock

On March 25, 2021, the Certificate of Designation for the Series B Preferred was recorded by the State of Nevada. There are 100,000,000 shares authorized as preferred stock, of which 1,000,000 are designated as Series B Preferred Stock having a par value of $0.00001 per share. The Series B preferred stock is not convertible, does not have any voting rights and no liquidation preference.

During the year ended June 30, 2021, the Company issued 1,000,000 shares of Series B Preferred Stock to the Company’s CEO as part of his employment agreement.

Stock Options

In connection with certain advisory board compensation agreements, the Company issued an aggregate 21,250,000 options at an exercise price of $0.12 per share for the year ended June 30, 2022. These options vest quarterly over twenty-four months and have a term of three years. The grant date fair value was $3,964,207. The Company recorded compensation expense in the amount of $515,917 and $1,887,545 for these options for the six months ended December 31, 2022 and 2021, respectively. As of December 31, 2022, there was $186,199 of total unrecognized compensation cost related to non-vested portion of options granted.

As of December 31, 2022, there are 21,250,000 options outstanding, of which 15,375,000 are exercisable. The weighted average remaining term is 1.38 years.

Significant inputs and results arising from the Black-Scholes process are as follows for the options:

Quoted market price on valuation date	$0.169 - $0.23
Exercise prices	$0.12
Range of expected term	1.55 Years – 2.49 Years
Range of market volatility:
Range of equivalent volatility	215.12% - 275.73%
Range of interest rates	0.20% - 0.47%

Warrants

As of December 31, 2022 and June 30, 2022, the Company had 105,512,161 and 55,512,161 warrants outstanding respectively. The warrants were issued in connection with the Convertible Notes (See Note 6). The warrants have a term of two to five years and an exercise price range from $0.1187 to $0.025. The Company evaluated the warrants under ASC 815 Derivatives and Hedging (“ASC 815”) and determined that they did not require liability classification. The warrants were recorded in additional paid-in capital under their aggregate relative fair value of $2,777,081. During the year ended June 30, 2022, holders of warrants exercised warrants for 4,305,000 shares of common stock for aggregate proceeds of $128,550. As of December 31, 2022 and June 30, 2022, the weighted average remaining useful life of the warrants was 4.0.

NOTE 10 – EQUITY

Common Stock

As of June 30, 2022 and June 30, 2021, the Company had 5,000,000,000 shares of common stock authorized with a par value of $0.00001. There were 365,239,001 and 292,815,960 shares issued and outstanding as of June 30, 2022 and June 30, 2021, respectively.

Fiscal Year 2021 Issuances

On July 30, 2020, the Company issued 16,011,818 shares of common stock related to conversions of debt from the previous fiscal year, which were previously recorded in common stock to be issued.

On August 26, 2020, the Company issued 4,090,909 shares of common stock for payment of $13,500 for services performed in May, June and July 2020. The shares were valued at $200,454 or $0.049 per share. As of result the Company recorded a loss on settlement in debt in the amount of $186,954.

On September 8, 2020, the Company issued 96,835,648 shares of common stock related to conversions of debt from the previous fiscal year, which were previously recorded in common stock to be issued.

On October 30, 2020, the Company issued 300,000 shares of common stock to an advisory board member for services. The shares were valued at $13,200 or $0.044 per share.

On November 17, 2020, the Company sold 1,700,000 shares of common for $25,500, or $0.015 per share.

On November 24, 2020, the Company sold 1,700,000 shares of common for $25,500, or $0.015 per share.

On December 1, 2020, the Company issued 2,000,000 shares of common stock for investment relation services valued at $100,000, or $0.05 per share.

On December 1, 2020, the Company issued 18,000,000 shares of common stock for investment relation services valued at $900,000, or $0.05 per share.

On January 29, 2021, the Company issued 50,000 shares of common stock to an advisory board member for services. The shares were valued at $25,500 or $0.51 per share.

On February 9, 2021, the Company issued 19,595,442 shares of common stock for the conversion of $127,150 in principal and $2,709 in accrued interest.

In March of 2021, the Company sold 12,075,001 shares of common for $1,497,000, or $0.12 per share.

On March 22, 2021, the Company issued 50,000 shares of common stock to an advisory board member for services. The shares were valued at $13,800 or $0.28 per share.

On March 22, 2021, the Company issued 50,000 shares of common stock to an advisory board member for services. The shares were valued at $22,750 or $0.46 per share.

On March 22, 2021, the Company issued 4,557,943 shares of common stock for the conversion of $23,000 in principal and $853 in accrued interest.

On April 26, 2021, the Company issued 1,014,798 shares of common stock for the conversion of $30,000 in principal and $444 in accrued interest.

On May 7, 2021, the Company sold 833,333 shares of common for $100,000, or $0.12 per share.

During the year ended June 30, 2021, certain holders of preferred stock converted 44,367 shares into 44,366,919 shares of common stock.

Fiscal Year 2022 Issuances

During the year ended June 30, 2022 in connection with one of the subscription agreements, the Company issued 250,000 shares as an equity kicker valued at $43,753, which has been expensed as a financing costs.

During the year ended June 30, 2022, the Company issued 4,308,600 shares of common stock as a result of warrant exercises in the aggregate proceeds of $128,550.

During the year ended June 30, 2022, the Company issued 4,685,615 shares of common stock for services, valued at $761,954.

During the year ended June 30, 2022, the Company sold 39,366,666 shares of common stock for aggregate proceeds of $2,078,500.

During the year ended June 30, 2022, the Company issued 7,138,000 shares of common stock in exchange for the conversion of 7,138 shares of Series A Preferred Stock.

During the year ended June 30, 2022, the Company issued 10,598,544 shares of common stock for the conversion of $167,550 in principal and $4,985 in accrued interest. This resulted in a loss on extinguishment of debt in the amount of $535.

During the year ended June 30, 2022, the Company issued 4,229,680 shares of common stock for the conversion of $250,000 principal balance of convertible notes payable and $3,749 accrued interest.

During the year ended June 30, 2022, the Company issued 845,936 shares of common stock in exchange for the inducement to the convertible notes holders to convert at fair value of $134,927.

Common Stock to be Issued

During the year ended June 30, 2022, the Company sold 200,000 shares of common stock for aggregate proceeds of $6,000, or $0.03 per share. As of June 30, 2022, these shares are categorized in common stock to be issued.

During the year ended June 30, 2022, the Company agreed to pay a consultant 250,000 shares in exchange to $45,950 in services. As of June 30, 2022, these shares are categorized in common stock to be issued.

Series A Preferred Stock

There are 100,000,000 shares authorized as preferred stock, of which 3,500,000 are designated as Series A Preferred Stock having a par value of $0.00001 per share. The Series A preferred stock has the following rights:

•	Voting: The preferred shares shall be entitled to 100 votes to every one share of common stock.

•

Dividends: The Series A Preferred Stockholders are treated the same as the Common Stock holders except at the dividend on each share of Series A Convertible Preferred Stock is equal to the amount of the dividend declared and paid on each share of Common Stock multiplied by the Conversion Rate.

•	Conversion: Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time into shares of Common Stock on a 1:1,000 basis.

•

The shares of Series A Preferred Stock are redeemable at the option of the Corporation at any time after December 31, 2022 upon not less than 30 days written notice to the holders. It is not mandatorily redeemable.

As of June 30, 2022 and 2021, the Company has 781,132 and 788,270 shares of Series A Preferred Stock issued and outstanding, respectively.

On February 15, 2021, in accordance with Florida Law and conversations with counsel, the Board of Directors of the Company rescinded 990,000 Series A Preferred Shares, which represented all preferred shares issued to one of the shareholders in the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc. entered into on April 19, 2019, due to breach of contract.

During March of 2021, the remaining former members of American Aviation Technologies, LLC agreed to allow the Company to rescind an aggregate of 1,250,001 of their 1,760,000 Series A Preferred Shares issued pursuant to the Share Exchange between American Aviation Technologies, LLC and Xeriant, Inc., as a result of said breach. As a result of the cancellation, the Company reduced the investment in AAT by the value of these preferred shares.

On March 27, 2021, Spider Investments, LLC returned 41,000 Series A Preferred Shares to the treasury of the Company.

Series B Preferred Stock

On March 25, 2021, the Certificate of Designation for the Series B Preferred was recorded by the State of Nevada. There are 100,000,000 shares authorized as preferred stock, of which 1,000,000 are designated as Series B Preferred Stock having a par value of $0.00001 per share. The Series B preferred stock is not convertible, does not have any voting rights and no liquidation preference.

During the year ended June 30, 2021, the Company issued 1,000,000 shares of Series B Preferred Stock to the Company’s CEO as part of his employment agreement.